Biological assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of biological assets [Line Items]
Balance	$ 3,862,148	$ 3,795,254	$ 3,559,696
Increase due to purchases		1,212,167	964,612
Sales		(73,409)	(119,297)
Net increase due to births		2,646,192	2,566,464
Production cost		34,656,131	34,919,398
Depreciation		(2,262,245)	(2,136,224)
Transfers to inventories		(36,029,556)	(35,982,249)
Other		(82,386)	22,854
Balance		3,862,148	3,795,254
Current Reported
Disclosure of biological assets [Line Items]
Balance	3,862,144
Increase due to purchases	1,483,795
Sales	20,966
Net increase due to births	2,772,155
Production cost	37,462,969
Depreciation	(2,565,283)
Transfers to inventories	(39,294,368)
Other	261,820
Balance	4,000,198	3,862,144
Current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	2,043,237	2,073,526	1,942,193
Increase due to purchases		510,403	334,710
Sales		0	0
Net increase due to births		267,773	274,286
Production cost		32,894,675	33,189,920
Depreciation		0	0
Transfers to inventories		(33,651,137)	(33,690,071)
Other		(52,003)	22,488
Balance		2,043,237	2,073,526
Current biological assets [member] | Current Reported
Disclosure of biological assets [Line Items]
Balance	2,043,234
Increase due to purchases	686,756
Net increase due to births	264,386
Production cost	35,585,551
Transfers to inventories	(36,786,599)
Other	219,340
Balance	2,012,668	2,043,234
Non-current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,818,911	1,721,728	1,617,503
Increase due to purchases		701,764	629,902
Sales		(73,409)	(119,297)
Net increase due to births		2,378,419	2,292,178
Production cost		1,761,456	1,729,478
Depreciation		(2,262,245)	(2,136,224)
Transfers to inventories		(2,378,419)	(2,292,178)
Other		(30,383)	366
Balance		1,818,911	$ 1,721,728
Non-current biological assets [member] | Current Reported
Disclosure of biological assets [Line Items]
Balance	1,818,910
Increase due to purchases	797,039
Sales	20,966
Net increase due to births	2,507,769
Production cost	1,877,418
Depreciation	(2,565,283)
Transfers to inventories	(2,507,769)
Other	42,480
Balance	$ 1,991,530	$ 1,818,910